Share based compensation - Restricted Share Units Activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Restricted share units activities
Total unrecognized compensation expenses | ¥	¥ 6,399	¥ 14,778	¥ 26,733
Unrecognized compensation cost expected to be recognized over a weighted average period	1 year 7 months 2 days	1 year 6 months 7 days	1 year 5 months 19 days
Restricted Share Units
Restricted share units activities
Unvested as of Opening Balance	2,923,000
Granted	0	2,923,000
Vested	(2,923,077)	0
Unvested as of Ending Balance		2,923,000
Weighted average grant date fair value, granted | $ / shares	¥ 1.51
Total unrecognized compensation expenses | ¥	¥ 0	¥ 22,823
Unrecognized compensation cost expected to be recognized over a weighted average period		3 months 25 days